SEGMENT INFORMATION (Schedule of Segment Reporting Information, by Segment) (Details) $ in Millions		3 Months Ended									12 Months Ended
		Jun. 26, 2019 USD ($) Location		Mar. 27, 2019 USD ($)	Dec. 26, 2018 USD ($)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 USD ($)	Mar. 28, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 27, 2017 USD ($)	Jun. 26, 2019 USD ($) Location		Jun. 27, 2018 USD ($)	Jun. 28, 2017 USD ($)
Segment Information [Abstract]
Segment Information, disclosure of major customers											We do not rely on any major customers as a source of sales
Segment Reporting Information [Line Items]
Revenues		$ 834.1		$ 839.3	$ 790.7	$ 753.8	$ 817.1	$ 812.5	$ 766.4	$ 739.4	$ 3,217.9		$ 3,135.4	$ 3,150.8
Company restaurant expenses	[1]										2,695.0		2,587.4	2,582.7
Depreciation and amortization											147.6		151.4	156.4
General and administrative											149.1		136.0	132.8
Other (gains) and charges											(4.5)	[2]	34.5	22.7
Total operating costs and expenses											2,987.2		2,909.3	2,894.6
Operating income											230.7		226.1	256.2
Interest expense											61.6		59.0	49.6
Other (income), net											(2.7)		(3.1)	(1.9)
Income before provision for income taxes		49.2		$ 55.5	$ 35.0	$ 32.1	55.0	$ 58.9	$ 41.1	$ 15.2	171.8		170.2	208.5
Segment assets(2)		$ 1,258.3	[2]				1,347.3				1,258.3	[2]	1,347.3
Payments for property and equipment											$ 167.6		101.3	102.6
Number of properties sold and leased back under operating leases | Location		152									152
Gain from sale leaseback transaction											$ (35.2)
Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues											2,782.2		2,700.2	2,720.0
Company restaurant expenses	[1]										2,329.6		2,224.0	2,220.6
Depreciation and amortization											120.1		125.0	129.3
General and administrative											38.7		39.6	37.0
Other (gains) and charges											(6.4)	[2]	24.5	13.2
Total operating costs and expenses											2,482.0		2,413.1	2,400.1
Operating income											300.2		287.1	319.9
Interest expense											3.2		0.0	0.0
Other (income), net											0.0		0.0	0.0
Income before provision for income taxes											297.0		287.1	319.9
Segment assets(2)		$ 1,002.8	[2]				1,122.2				1,002.8	[2]	1,122.2
Payments for property and equipment											$ 129.1		85.3	76.0
Number of properties sold and leased back under operating leases | Location		151									151
Gain from sale leaseback transaction											$ (26.8)
Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues											435.7		435.2	430.8
Company restaurant expenses	[1]										364.8		362.8	361.7
Depreciation and amortization											16.2		15.9	16.2
General and administrative											6.1		5.5	6.2
Other (gains) and charges											1.0	[2]	1.1	0.8
Total operating costs and expenses											388.1		385.3	384.9
Operating income											47.6		49.9	45.9
Interest expense											0.3		0.0	0.0
Other (income), net											0.0		0.0	0.0
Income before provision for income taxes											47.3		49.9	45.9
Segment assets(2)		$ 163.9	[2]				151.0				163.9	[2]	151.0
Payments for property and equipment											$ 10.8		7.6	13.3
Number of properties sold and leased back under operating leases | Location		1									1
Gain from sale leaseback transaction											$ (0.5)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues											0.0		0.0	0.0
Company restaurant expenses	[1]										0.6		0.6	0.4
Depreciation and amortization											11.3		10.5	10.9
General and administrative											104.3		90.9	89.6
Other (gains) and charges											0.9	[2]	8.9	8.7
Total operating costs and expenses											117.1		110.9	109.6
Operating income											(117.1)		(110.9)	(109.6)
Interest expense											58.1		59.0	49.6
Other (income), net											(2.7)		(3.1)	(1.9)
Income before provision for income taxes											(172.5)		(166.8)	(157.3)
Segment assets(2)		$ 91.6	[2]				$ 74.1				91.6	[2]	74.1
Payments for property and equipment											27.7		8.4	13.3
Franchise fees and other revenues [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax	[1]										58.6
Franchise fees and other revenues [Member] | Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax	[1]										36.8
Franchise fees and other revenues [Member] | Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax	[1]										21.8
Franchise fees and other revenues [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax	[1]										0.0
Franchise and other revenues [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											111.7
Revenues													93.9	88.3
Franchise and other revenues [Member] | Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											89.6
Revenues													71.9	66.7
Franchise and other revenues [Member] | Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											22.1
Revenues													22.0	21.6
Franchise and other revenues [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											0.0
Revenues													0.0	0.0
Royalty [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											53.1
Royalty [Member] | Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											52.8
Royalty [Member] | Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											0.3
Royalty [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											0.0
Company sales [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											3,106.2
Revenues													3,041.5	3,062.5
Company sales [Member] | Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											2,692.6
Revenues													2,628.3	2,653.3
Company sales [Member] | Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											413.6
Revenues													413.2	409.2
Company sales [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues, from contract with customer, excluding assessed tax											0.0
Revenues													$ 0.0	$ 0.0
Land, Buildings and Improvements [Member]
Segment Reporting Information [Line Items]
Sale leaseback transaction, net book value		$ 185.3									$ 185.3

[1]
Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising. With the adoption of ASC 606, for the fiscal year ended June 26, 2019, advertising contributions received from Chili’s franchisees are recorded as Franchise fees and other revenues within Total revenues, which differs from the fiscal years ended June 27, 2018 and June 28, 2017 that includes Chili’s franchise advertising contributions recorded on a net basis within Company restaurant expenses.

[2]
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.